N-2	Jul. 11, 2023
Cover [Abstract]
Entity Central Index Key	0001804176
Amendment Flag	false
Securities Act File Number	001-39292
Document Type	8-K
Entity Registrant Name	BUTTERFLY NETWORK, INC.
Entity Address, Address Line One	1600 District Avenue
Entity Address, City or Town	Burlington
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	01803
City Area Code	781
Local Phone Number	557-4800
Entity Emerging Growth Company	false